Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2024
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Schedule of Subsidiaries, VIEs and VIEs' Subsidiaries
As of December 31, 2024, details of the Company’s major subsidiaries, VIEs and VIEs’ subsidiaries are as follows:

Major subsidiaries
Momo Technology HK Company Limited (“Momo HK”)
Beijing Momo Information Technology Co., Ltd. (“Beijing Momo IT”)
Beijing Leguanxing Information Technology Co., Ltd. (“Leguanxing”)
Tantan Limited (“Tantan”)
Tantan Hong Kong Limited (“Tantan HK”)
Tantan Technology (Beijing) Co., Ltd. (“Tantan Technology”)
QOOL Media Inc. (“QOOL Inc.”)
QOOL Media Technology (Tianjin) Co., Ltd.
SpaceCape Technology Pte. Ltd.
Major VIEs
Beijing Momo Technology Co., Ltd. (“Beijing Momo”) *
QOOL Media (Tianjin) Co., Ltd. (“QOOL Tianjin”) *
Tantan Culture Development (Beijing) Co., Ltd. (“Tantan Culture”) *
Hainan Miaoka Network Technology Co., Ltd. (“Miaoka”) *
Beijing Top Maker Culture Co, Ltd. (“Beijing Top Maker”) *
Beijing Perfect Match Technology Co, Ltd. (“Beijing Perfect Match”) *
SpaceTime (Beijing) Technology Co, Ltd. (“SpaceTime Beijing”) *
Tianjin Nishuodedoudui Technology Co., Ltd. (“Tianjin Nishuodedoudui”) *
Hainan Yilingliuer Network Technology Co., Ltd. (“Hainan Yilingliuer”) *
Major VIEs’ subsidiaries
Chengdu Momo Technology Co., Ltd. (“Chengdu Momo”) *
Tianjin Heer Technology Co., Ltd. (“Tianjin Heer”) *
Loudi Momo Technology Co., Ltd. (“Loudi Momo”) *
Tianjin Apollo Exploration Culture Co., Ltd. (“Tantan Apollo”) *

*	These entities are controlled by the Company pursuant to the contractual arrangements disclosed below.

Schedule of Amounts and Balances of VIEs Included in Consolidated Financial Statements After Elimination of Intercompany Balances and Transactions
The following consolidated financial statements amounts and balances of the VIEs were included in the accompanying consolidated financial statements after the elimination of intercompany balances and transactions as of and for the years ended December 31:

	As of December 31,

	2023	2024
	RMB	RMB
Cash and cash equivalents	2,622,793	1,060,972
Other current assets	533,132	519,462

Total current assets	3,155,925	1,580,434
Long-term deposits	150,000	150,000
Long-term investments	295,840	182,002
Other non-current assets	314,121	184,053

Total assets	3,915,886	2,096,489

Accounts payable	521,303	510,373
Deferred revenue	428,547	394,895
Other current liabilities	355,822	372,044

Total current liabilities	1,305,672	1,277,312
Other non-current liabilities	29,279	9,492

Total liabilities	1,334,951	1,286,804

	For the years ended December 31,

	2022	2023	2024
	RMB	RMB	RMB
Net revenues	12,152,997	11,203,950	9,392,080
Net income	4,593,510	4,179,878	3,117,577
Net cash provided by operating activities	4,445,523	4,118,893	3,347,280
Net cash provided by investing activities	451,928	726,076	2,050
Net cash provided by financing activities	—	—	—